Earnings per Share ("EPS")	6 Months Ended
Jun. 30, 2025
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 21 - Earnings per Share ("EPS")

	For the three months ended June 30,
	2025			2024
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$247.1	192.7	$1.28	$79.5	192.3	$0.41
Effect of dilutive securities	—	0.3	—	—	0.2	—
Diluted earnings per share	$247.1	193.0	$1.28	$79.5	192.5	$0.41

	For the six months ended June 30,
	2025			2024
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$456.9	192.6	$2.37	$224.0	192.2	$1.17
Effect of dilutive securities	—	0.3	—	—	0.2	(0.01)
Diluted earnings per share	$456.9	192.9	$2.37	$224.0	192.4	$1.16

For the three months ended June 30, 2025, 2,246 stock options (Q2 2024 – 6,560 stock options) were excluded in the computation of diluted EPS due to being anti-dilutive. For the six months ended June 30, 2025, 4,806 stock options (H1 2024 – 1,282 stock options) were excluded in the computation of diluted EPS due to being anti-dilutive.